Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 18, 2020	Jun. 19, 2020	Jun. 17, 2020	Dec. 31, 2019	Sep. 25, 2019	Sep. 24, 2019	Jun. 18, 2018
Condensed Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001				$ 0.001
Common stock, authorized	300,000,000	300,000,000	858,615	1,708,615	858,615	300,000,000	30,000,000	20,000,000	858,615
Common stock, issued	7,332,999	7,332,999				2,863,812
Common stock, outstanding	7,332,999	7,332,999				2,863,812